Taxes - Schedule of Income Taxes Paid By Jurisdiction (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Taxes - Schedule of Income Taxes Paid By Jurisdiction (Details) [Line Items]
Total	$ 9,213	¥ 62,513
PRC [Member]
Taxes - Schedule of Income Taxes Paid By Jurisdiction (Details) [Line Items]
Total	9,213	62,513
Cayman [Member]
Taxes - Schedule of Income Taxes Paid By Jurisdiction (Details) [Line Items]
Total
Hong Kong [Member]
Taxes - Schedule of Income Taxes Paid By Jurisdiction (Details) [Line Items]
Total